Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets measured at fair value
Short-term investments securities, net	¥ 8,329,242		¥ 5,844,322
Long-term investment securities, net	8,000	$ 1,127	8,000
Short-term investments
Assets measured at fair value
Short-term investments securities, net	2,183,862		2,434,864
Available-for-sale
Assets measured at fair value
Short-term investments securities, net	561,940
Recurring | Level 2
Assets measured at fair value
Short-term investments	2,183,862		2,434,864
Short-term investments securities, net	¥ 561,940
Recurring | Level 2 | Available-for-sale
Assets measured at fair value
Long-term investment securities, net			¥ 557,492